Accounts and transactions with related parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 5,221	$ 4,975	$ 2,901
Post-employment pension	100	96	56
Share-based payments	2,748	1,548	318
Total	$ 8,069	$ 6,619	$ 3,275